Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash balances	$ 250,000
Working capital	41,600,000
Decreased in working capital	18,500,000
Cash from operating activities	14,300,000
Liquidity needs	5,000,000
Merchandise-in-transit amounted	957,735	$ 4,053,610
Other Assets, Miscellaneous, Current	1,796,680	3,185,681
Vendors accounts payable	33,900,000
Credit card payable	6,700,000
Allowances for sales returns	549,250	738,465
Advertising revenue	230,157	353,985
Customer deposits	3,098,119	15,497,857
Accrued expenses	3,414,019	2,855,998
Advertising costs expense	31,500,000	$ 42,400,000
Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Vendors accounts payable	33,100,000
Credit card payable	$ 3,300,000